Segment Information About the Company's Operation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 51,127	$ 38,608	$ 37,742	$ 34,728	$ 26,846	$ 23,938	$ 17,374	$ 10,244	$ 162,205	$ 78,402	$ 62,521
Voyage expenses									429	(45)	787
Vessel operating costs									(86,664)	(68,832)	(29,372)
Charterhire expense									(5,392)	(17,356)	(51,389)
Charterhire termination									0	10,000	0
Vessel depreciation									48,510	36,562	14,263
General and administrative expense									29,081	33,995	35,382
Gain (Loss) on sale of assets									17,701	12,433	422,937
Interest income									1,100	933	356
Foreign exchange loss									292	116	12
Financial expense									(34,962)	(24,921)	(19,524)
Net Income (Loss) Attributable to Parent	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	$ (20,557)	$ (21,273)	$ (24,748)	$ (58,260)	(59,726)	(124,835)	(510,789)
Capesize pool
Segment Reporting Information [Line Items]
Revenues									0	0	9,038
Voyage expenses									0	0	280
Vessel operating costs									117	0	(5,089)
Charterhire expense									0	0	0
Charterhire termination										0
Vessel depreciation									0	0	3,623
General and administrative expense									3	380	275
Gain (Loss) on sale of assets									0	1,006	408,318
Interest income									0	0	0
Foreign exchange loss									0	0
Financial expense									0	0	0
Net Income (Loss) Attributable to Parent									114	(1,386)	(408,547)
Kamsarmax pool
Segment Reporting Information [Line Items]
Revenues									67,825	31,684	26,712
Voyage expenses									300	(81)	331
Vessel operating costs									(35,336)	(27,083)	(9,986)
Charterhire expense									(4,417)	(12,323)	(29,509)
Charterhire termination										2,500
Vessel depreciation									18,713	14,522	4,536
General and administrative expense									1,916	1,718	498
Gain (Loss) on sale of assets									17,701	11,557	8,997
Interest income									0	0	0
Foreign exchange loss									0	0
Financial expense									0	0	0
Net Income (Loss) Attributable to Parent									(10,558)	(37,938)	(27,145)
Ultramax pool
Segment Reporting Information [Line Items]
Revenues									94,380	46,718	26,771
Voyage expenses									129	36	176
Vessel operating costs									(51,445)	(41,749)	(14,297)
Charterhire expense									(975)	(5,033)	(21,880)
Charterhire termination										7,500
Vessel depreciation									29,797	22,040	6,104
General and administrative expense									3,389	2,725	713
Gain (Loss) on sale of assets										(130)	5,622
Interest income									0
Foreign exchange loss									0
Financial expense									0		0
Net Income (Loss) Attributable to Parent									8,645	(32,235)	(22,021)
Corporate Segment
Segment Reporting Information [Line Items]
Revenues									0	0	0
Voyage expenses									0	0	0
Vessel operating costs									0	0	0
Charterhire expense									0	0	0
Charterhire termination										0
Vessel depreciation									0	0	0
General and administrative expense									23,773	29,172	33,896
Gain (Loss) on sale of assets										0	0
Interest income									1,100	933	356
Foreign exchange loss									292	116	12
Financial expense									(34,962)	(24,921)	(19,524)
Net Income (Loss) Attributable to Parent									$ (57,927)	$ (53,276)	$ (53,076)